Investments in associates and joint ventures - Narration (Details) $ in Millions							1 Months Ended		12 Months Ended
	Oct. 08, 2019	Oct. 07, 2019 USD ($)	Feb. 23, 2018 USD ($)	Nov. 27, 2017 USD ($) item	Dec. 01, 2015 USD ($)	Apr. 30, 2014 USD ($)	Jul. 31, 2020 director	May 31, 2020 director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Less than 100% Subsidiaries and Joint Ventures
Investment carry value in associates and joint ventures that have unrecognised losses									$ 0.0	$ 0.0	$ 0.0
Total liabilities									51,091.0	46,781.0	46,607.0
Net assets									15,638.0	14,596.0	14,044.0
Net liabilities attributable to AstraZeneca									15,622.0	13,127.0	12,468.0
Unrecognised losses in associates and joint ventures									56.0	3.0	0.0
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Proportion of voting rights held in associate	29.00%							26.70%
Contribution paid into an associate		$ 8.0
Number of board members representing AstraZeneca | director								1
Number of board members | director								7
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Investments in associate									0.0
Net liabilities attributable to AstraZeneca									0.4
Viela Bio
Less than 100% Subsidiaries and Joint Ventures
Voting interest as a percentage			45.00%
Research and development services									3.0	13.0
Services provided through third party									15.0	24.0
Outstanding unsecured receivable									2.0	6.0
Credit loss provision									0.0
Contribution to joint venture			$ 142.0
Consideration			142.0
Gain on sale			$ 63.0
China, Dizal (Jiangsu) Pharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Proportion of voting rights held in associate							30.30%
Number of board members representing AstraZeneca | director							2
Number of board members | director							7
Contribution to joint venture				$ 55.0						25.0
Ownership interest in joint venture as a percentage				48.00%
Number of potential medicines in pre-clinical development | item				3
Chinese Future Industry Investment Fund
Less than 100% Subsidiaries and Joint Ventures
Gain on sale				$ 28.0
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture					$ 45.0				$ 7.5	$ 20.0	$ 27.0	$ 20.0	$ 10.0
Ownership interest in joint venture as a percentage					50.00%				50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Contribution to joint venture						$ 131.0
Ownership interest in joint venture as a percentage						50.00%			50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Net assets									$ 1.0